Offerings - Offering: 1	Sep. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	ordinary shares, par value $0.0001 per share
Amount Registered | shares	7,187,500
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 43,125,000.00
Amount of Registration Fee	$ 6,602.44
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional ordinary shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.